Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our NEOs and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2025 and 2024, and our financial performance for each such fiscal year:

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO 1 (1)	Compensation Actually Paid to PEO 1 (2)	Summary Compensation Table Total for PEO 2 (1)	Compensation Actually Paid to PEO 2 (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Summary Compensation Actually Paid to Non-PEO NEOs (2)	Total Shareholder Return	Net Loss ($ in thousands)
2025	$4,562,461	$(4,083,133)	$1,319,273	$(13,313,103)	$5,022,619	$407,407	$10.50	$236,928
2024	—	—	4,785,930	(12,465,031)	6,925,159	(1,350,839)	62.17	243,787
(1)
Paul Berns (PEO 1) served as our PEO commencing in February 2025. Henry Gosebruch (PEO 2) served as our PEO for all of 2024 and through February 2025. Our Non-PEO NEOs for 2025 were Joshua Pinto and Bill Aurora, and our Non-PEO NEOs for 2024 were Bill Aurora and Paul Berns.
(2)
Amounts represent compensation actually paid to each PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025			2024
	PEO 1	PEO 2	Average Non-PEO NEOs	PEO 2	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$4,562,461	$1,319,273	$5,022,619	$4,785,930	$6,925,159

Adjustments
Less: Grant date fair value of equity awards granted in the year indicated	(3,326,181)	(86,263)	(3,098,667)	(3,696,800)	(6,209,469)
Add: Year-end fair value of outstanding and unvested equity awards granted in the year indicated	2,971,686	—	2,971,686	1,936,504	3,252,722
Less: Year over year change in fair value of equity awards granted in prior years that were outstanding and unvested at the end of the year indicated	(4,774,625)	—	(2,008,236)	(10,071,409)	(3,474,168)
Less: Change in fair value of equity awards that vested in the year indicated (fair value at vesting date as compared to the end of the immediately prior year)	(3,516,474)	(738,470)	(2,479,995)	(5,419,256)	(1,845,083)
Less: Fair value of equity awards forfeited in the year indicated (fair value at the end of immediately prior year)	—	(13,807,642)	—	—	—
Total Adjustments	(8,645,594)	(14,632,376)	(4,615,213)	(17,250,961)	(8,275,998)

Compensation Actually Paid	$(4,083,133)	$(13,313,103)	$407,407	$(12,465,031)	$(1,350,839)

(3)
In calculating compensation actually paid (“CAP”) reflected in the above table, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was determined in accordance with FASB ASC Topic 718

Named Executive Officers, Footnote		Our Non-PEO NEOs for 2025 were Joshua Pinto and Bill Aurora, and our Non-PEO NEOs for 2024 were Bill Aurora and Paul Berns.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 5,022,619	$ 6,925,159
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 407,407	(1,350,839)
Compensation Actually Paid vs. Total Shareholder Return		CAP vs. TSR
Compensation Actually Paid vs. Net Income		CAP vs Net Loss
Total Shareholder Return Amount		$ 10.5	62.17
Net Income (Loss)		236,928,000	243,787,000
Paul Berns
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	4,562,461
PEO Actually Paid Compensation Amount	[2]	$ (4,083,133)
PEO Name		Paul Berns
Henry Gosebruch
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 1,319,273	4,785,930
PEO Actually Paid Compensation Amount	[2]	$ (13,313,103)	(12,465,031)
PEO Name		Henry Gosebruch
PEO | Paul Berns
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (8,645,594)
PEO | Paul Berns | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,326,181)
PEO | Paul Berns | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,971,686
PEO | Paul Berns | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,774,625)
PEO | Paul Berns | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,516,474)
PEO | Paul Berns | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Henry Gosebruch
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,632,376)	(17,250,961)
PEO | Henry Gosebruch | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(86,263)	(3,696,800)
PEO | Henry Gosebruch | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,936,504
PEO | Henry Gosebruch | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(10,071,409)
PEO | Henry Gosebruch | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(738,470)	(5,419,256)
PEO | Henry Gosebruch | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,807,642)	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,615,213)	(8,275,998)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,098,667)	(6,209,469)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,971,686	3,252,722
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,008,236)	(3,474,168)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,479,995)	(1,845,083)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0	$ 0

[1]	Paul Berns (PEO 1) served as our PEO commencing in February 2025. Henry Gosebruch (PEO 2) served as our PEO for all of 2024 and through February 2025. Our Non-PEO NEOs for 2025 were Joshua Pinto and Bill Aurora, and our Non-PEO NEOs for 2024 were Bill Aurora and Paul Berns.
[2]	Amounts represent compensation actually paid to each PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below). Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows: